                                  Premier VIT
                           OpCap Renaissance Portfolio

                         Supplement dated June 10, 2005

                                     to the

                          Prospectus dated May 1, 2005

         At the close of business on June 10, 2005, Lois Roman will no longer be a co-portfolio manager of the Portfolio. The Portfolio will continue to be managed by Louis Goldstein and Colin Glinsman. Mr. Goldstein will serve as the lead manager of the Portfolio and Mr. Glinsman will continue in his oversight role.